Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 75	$ 1,341	$ 1,770
Accounts receivable	4,196	5,592	9,672
Other current assets	622	816	362
Total current assets	4,893	7,749	11,804
Property and equipment, net	49	80	74
Operating lease right-of-use assets			172
Goodwill	1,289	1,289	1,289
Intangible assets, net	8,220	10,570	10,458
Due from affiliates	15	1,075	816
Total assets	14,466	20,763	24,613
Current liabilities
Accounts payable	1,161	1,481	1,873
Warrant liability	795	55	55
Payroll protection program loan			1,069
Short term borrowing	3,479	2,412	2,209
Operating lease liabilities			176
Other current liabilities	1,417	2,200	869
Total current liabilities	6,852	6,148	6,251
Long-term liabilities
Contingent consideration	1,487	2,227	2,227
Total current and long-term liabilities	8,339	8,375	8,478
Stockholders’ equity
Preferred stock, value
Common stock, value	0	0	0
Additional paid-in capital	25,703	24,956	18,799
Retained earnings/(deficit)	(19,576)	(12,568)	(2,664)
Total stockholders’ equity	6,127	12,388
Total liabilities and stockholders’ equity	14,466	20,763	24,613
Series A Preferred Stock
Stockholders’ equity
Preferred stock, value	$ 0	0	0
Previously Reported
Stockholders’ equity
Total stockholders’ equity		$ 12,478	$ 16,135